related party transactions - Transactions with defined benefit pension plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
related party transactions
Charges for management and administrative services to our defined benefit pension plans	$ 12	$ 11